Document and Entity Information	Sep. 23, 2026
Details
Registrant CIK	0001404804
Fiscal Year End	--12-31
Registrant Name	OMNITEK ENGINEERING CORP.
SEC Form	8-K
Period End date	Sep. 23, 2026
Tax Identification Number (TIN)	33-0984450
Emerging Growth Company	false
Entity Incorporation, State or Country Code	CA
Entity File Number	000-53955
Entity Address, Address Line One	1280 Activity Dr.
Entity Address, Address Line Two	# D
Entity Address, City or Town	Vista
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92081
City Area Code	760
Local Phone Number	591-0089
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false